Organization And Summary Of Significant Accounting Policies (Narrative) (Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 property	Jun. 30, 2012	Mar. 31, 2012 property	Jun. 30, 2012	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Two Held For Use Hotels [Member] property	Dec. 31, 2011 Two Held For Use Hotels [Member] property	Dec. 31, 2010 One Held For Use Hotel [Member] property	Dec. 31, 2010 Seven Sold Assets [Member] property	Dec. 31, 2012 One Previously Held For Sale Hotel [Member] property	Mar. 31, 2013 Previously Reported [Member] property	Dec. 31, 2012 Previously Reported [Member] property	Mar. 31, 2013 Subsequent Event [Member] property	Dec. 31, 2012 Subsequent Event [Member] property	Dec. 31, 2012 Subsequent Event [Member] Changes Reflected In Previous Adjustment [Member] property	Dec. 31, 2012 Subsequent Event [Member] Changes Reflected In The Current Adjustment [Member] property
Number of hotels held for sale	34		34		36								34	22	34	36
Additional number of hotels classified as held for sale																	7	8
Impairment loss on hotels held for sale					$ 7.3	$ 9.8	$ 6.1					$ 0.3
Recovery of previously recorded impairment loss on assets held for sale and sold					0.5	0.7
Impairment of long lived assets held for use net recovery					2.8
Impairment losses on hotels held for use		3.1		2.7	0.4			3.1	4.5	2.1
Number of held for use hotels with current period impairment losses			0					2	2	1
Number of held for sale hotels with impairment recovery												1
Asset impairment recovery at sale											$ 0.90
Number of hotels sold with impairment recovery at sale											7